Borrowings - Additional Information (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Outstanding borrowings with FHLB	$ 0	$ 0
Federal home loan bank additional borrowings capacity	177,200,000	154,100,000
Loans pledged as collateral	248,000,000.0	228,200,000
Cash management lines of credit, additional borrowings	18,000,000.0	18,000,000.0
Security owned and pledged as collateral, fair value	38,800,000	37,500,000
Securities sold under agreements to repurchase	$ 18,106,000	$ 15,701,000